Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments	Reclamation Tax
Total	$ 7,010	$ 129,434	$ 118,420	$ 254,864
Australia, Curragh
Total	4,377	129,434	117,774	251,585
Australia
Total	4,377	$ 129,434	117,774	251,585
United States, Buchanan
Total	1,271		202	1,473	$ 300
United States, Logan
Total	1,362		444	1,806	$ 200
United States
Total	$ 2,633		$ 646	$ 3,279